Trade Notes and Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Notes and Accounts Receivable, Net
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual ("upfront basis") and from time to time ("scatter basis") prepayments	$ 12,676,363	$ 17,309,800
Trade accounts receivable	11,451,803	11,074,352
Loss allowance	(4,379,316)	(3,657,079)	$ (3,866,492)
Total trade and other current receivables	$ 19,748,850	$ 24,727,073